FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE (Details Narrative) - Level 1 of fair value hierarchy [member]	Sep. 30, 2026
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investments with yields percentage	3.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Investments with yields percentage	4.35%